Stock-Based Compensation - Schedule of Value Profits Interests Granted (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)		6 years	6 years
Risk-free rate		1.74%	2.51%
Expected volatility		72.75%	60.28%
Expected dividend yield		0.00%	0.00%
Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	5 years 4 months 24 days
Risk-free rate	0.22%
Expected volatility	86.20%
Expected dividend yield	0.00%